JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 32.4%
Aerospace & Defense — 0.3%
Boeing Co. (The) 1.43%, 2/4/2024	20,280	20,125
Automobiles — 0.5%
General Motors Co. 6.13%, 10/1/2025	9,000	9,042
Hyundai Capital America
1.80%, 10/15/2025 (a)	8,440	7,846
1.30%, 1/8/2026 (a)	5,075	4,629
3.00%, 2/10/2027 (a)	5,806	5,343
Mercedes-Benz Finance North America LLC (Germany) 2.70%, 6/14/2024 (a)	6,150	6,050
		32,910
Banks — 17.5%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	8,922
AIB Group plc (Ireland)
(3-MONTH SOFR + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	14,340
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (b)	14,120	14,392
ASB Bank Ltd. (New Zealand) 5.35%, 6/15/2026 (a)	17,260	17,201
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	24,200	24,099
Banco Santander SA (Spain)
2.75%, 5/28/2025	4,400	4,186
5.15%, 8/18/2025	8,400	8,284
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	5,000	4,435
6.61%, 11/7/2028	8,200	8,492
Bank of America Corp.
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,480
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (b)	11,710	11,337
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,132
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	35,240	34,851
(SOFR + 1.63%), 5.20%, 4/25/2029 (b)	20,545	20,230
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	11,690	11,692
Bank of Montreal (Canada) 5.30%, 6/5/2026	20,025	20,006
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	14,766
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,601
5.35%, 12/7/2026	16,400	16,356
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,602
5.90%, 7/13/2026 (a)	13,540	13,625
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	14,501
(3-MONTH SOFR + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,376
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	17,100	16,168
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	9,670	8,787
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (b)	12,000	11,879
BPCE SA (France)
4.63%, 7/11/2024 (a)	10,774	10,636

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.15%, 7/21/2024 (a)	15,685	15,524
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	16,801	15,420
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (b)	10,480	10,431
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (a) (b)	18,495	18,664
Canadian Imperial Bank of Commerce (Canada) 5.00%, 4/28/2028	17,230	16,921
Citibank NA 5.49%, 12/4/2026	12,135	12,197
Citigroup, Inc.
(3-MONTH CME TERM SOFR + 1.16%), 3.35%, 4/24/2025 (b)	45,000	44,510
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,220
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	23,415	23,387
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,428
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,682
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	12,030	11,945
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	29,887	29,083
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,351
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (b)	8,895	9,066
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	17,740
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,686
Federation des Caisses Desjardins du Quebec (Canada)
2.05%, 2/10/2025 (a)	2,378	2,276
4.40%, 8/23/2025 (a)	2,052	2,006
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	25,970	25,731
HSBC Holdings plc (United Kingdom)
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	7,137
(SOFR + 1.43%), 3.00%, 3/10/2026 (b)	10,650	10,240
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	15,272	14,370
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,262
(SOFR + 1.29%), 1.59%, 5/24/2027 (b)	10,848	9,774
(SOFR + 1.57%), 5.89%, 8/14/2027 (b)	15,380	15,408
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	5,645	5,601
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (b)	21,380	20,904
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (b)	16,745	16,783
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	13,210	13,245
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	13,695	13,130
1.41%, 7/17/2025	5,310	4,965
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	12,160	11,776
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	16,223
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	12,745
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	2,770	2,839
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	16,754	16,698

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Nordea Bank Abp (Finland) 4.75%, 9/22/2025 (a)	19,165	18,921
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	15,103
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,203
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	10,560	10,648
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	13,440	12,782
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	31,760	31,874
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	2,059	1,841
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	24,290
(3-MONTH SOFR + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,900
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	20,905	19,582
5.72%, 9/14/2028	10,760	10,898
Sumitomo Mitsui Trust Bank Ltd. (Japan) 5.65%, 3/9/2026 (a)	7,590	7,620
Toronto-Dominion Bank (The) (Canada) 5.53%, 7/17/2026	17,645	17,734
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	580
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	14,645	13,731
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	14,025	13,682
(SOFR + 1.74%), 5.57%, 7/25/2029 (b)	16,450	16,424
(SOFR + 1.79%), 6.30%, 10/23/2029 (b)	7,920	8,159
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a)	8,935	8,750
		1,149,466
Beverages — 0.2%
Constellation Brands, Inc. 5.00%, 2/2/2026	13,160	13,121
Biotechnology — 0.1%
AbbVie, Inc. 2.60%, 11/21/2024	5,500	5,346
Capital Markets — 5.9%
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	6,725	6,591
7.50%, 2/15/2028	1,030	1,104
Deutsche Bank AG (Germany)
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,913
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	12,556
(SOFR + 2.51%), 6.82%, 11/20/2029 (b)	9,145	9,317
Goldman Sachs Group, Inc. (The)
(SOFR + 0.49%), 5.84%, 10/21/2024 (b)	31,140	31,052
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	39,237
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	28,070	28,094
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,585
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	8,685	8,416
(SOFR + 1.77%), 6.48%, 10/24/2029 (b)	13,300	13,769
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (a)	17,590	17,642

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	14,285
Morgan Stanley
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	46,547
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	18,126	16,427
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	20,930	21,509
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	10,610	10,443
(SOFR + 1.63%), 5.45%, 7/20/2029 (b)	3,690	3,676
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,074
1.65%, 7/14/2026	20,765	18,715
State Street Corp. (SOFR + 1.48%), 5.68%, 11/21/2029 (b)	16,125	16,258
UBS Group AG (Switzerland)
3.75%, 3/26/2025	2,555	2,479
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	29,152
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (b)	8,594	8,556
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (b)	5,038	5,120
		386,517
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	4,910	4,484
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,541
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	5,830	5,594
6.50%, 7/15/2025	12,660	12,720
4.45%, 10/1/2025	4,295	4,173
6.45%, 4/15/2027 (a)	14,854	15,052
American Express Co. (SOFR + 1.00%), 4.99%, 5/1/2026 (b)	11,195	11,084
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	7,100	7,053
3.95%, 7/1/2024 (a)	8,000	7,864
5.50%, 1/15/2026 (a)	16,775	16,448
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	35,630
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	10,450	10,039
		125,657
Electric Utilities — 1.0%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,171
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,556
Entergy Corp. 0.90%, 9/15/2025	2,915	2,680
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	7,435	7,440
4.90%, 2/28/2028	16,675	16,437

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co. 5.30%, 3/1/2028	14,885	14,995
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,750
		67,029
Entertainment — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	15,000	14,154
Financial Services — 0.8%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	21,410
Global Payments, Inc. 4.95%, 8/15/2027	12,305	12,061
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (b)	17,115	17,365
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (b)	5,000	4,543
		55,379
Ground Transportation — 0.2%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,772
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	3,135	3,050
		11,822
Health Care Providers & Services — 0.3%
McKesson Corp. 5.25%, 2/15/2026	17,250	17,205
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC
3.25%, 6/1/2025	4,675	4,510
5.60%, 3/1/2028	10,415	10,488
		14,998
Insurance — 1.5%
Athene Global Funding
0.95%, 1/8/2024 (a)	7,650	7,610
2.75%, 6/25/2024 (a)	2,970	2,910
0.91%, 8/19/2024 (a)	29,420	28,295
2.50%, 1/14/2025 (a)	3,165	3,028
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	12,117
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	10,011
Jackson National Life Global Funding 3.25%, 1/30/2024 (a)	14,750	14,682
Protective Life Global Funding 5.21%, 4/14/2026 (a)	17,325	17,123
		95,776
Multi-Utilities — 0.2%
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,123
WEC Energy Group, Inc. 5.00%, 9/27/2025	5,625	5,573
		12,696
Oil, Gas & Consumable Fuels — 0.2%
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	12,825	12,009

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.4%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	20,850
4.25%, 9/1/2025	7,850	7,653
		28,503
Software — 0.2%
VMware, Inc. 1.00%, 8/15/2024	11,550	11,172
Trading Companies & Distributors — 0.3%
Air Lease Corp.
4.25%, 9/15/2024	2,500	2,466
1.88%, 8/15/2026	19,605	17,737
		20,203
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	16,105
Total Corporate Bonds (Cost $2,183,188)		2,130,218
Asset-Backed Securities — 23.5%
ACC Trust
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	1,730	1,704
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	3,754	3,646
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,073	973
ACHV ABS TRUST Series 2023-1PL, Class B, 6.80%, 3/18/2030 (a)	10,661	10,653
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	6,417	6,407
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 6.28%, 12/18/2037 (a) (c)	2,100	2,071
Affirm Asset Securitization Trust Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	11,645	11,624
American Credit Acceptance Receivables Trust
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	478	477
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,721
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	244	243
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,550
Series 2023-2, Class B, 5.61%, 6/14/2027 (a)	3,800	3,767
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	1,051	1,048
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	13,518	13,357
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,299	4,228
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	9,750	9,838
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	2,500	2,460
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,560
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,235
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,049
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	4,130	3,785
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,362
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (a)	8,000	7,320
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	14,289	12,668
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,249
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	2,345	2,313

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Amur Equipment Finance Receivables XII LLC Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	5,666	5,677
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	1,494	1,396
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	1,818	1,605
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	896	829
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 6.79%, 11/15/2036 (a) (c)	3,425	3,371
AREIT Trust Series 2021-CRE5, Class C, 7.69%, 11/17/2038 ‡ (a) (c)	8,292	7,858
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	3,977
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 5.24%, 6/25/2043 (c)	100	89
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	4,190	4,051
Bridge Trust Series 2022-SFR1, Class B, 4.15%, 11/17/2037 (a)	10,575	9,945
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class B, 6.80%, 8/15/2029	1,546	1,561
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,054
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	611	606
BRSP Ltd. Series 2021-FL1, Class A, 6.60%, 8/19/2038 (a) (c)	5,511	5,360
BSPRT Issuer Ltd. (Cayman Islands) Series 2021-FL7, Class B, 7.49%, 12/15/2038 (a) (c)	7,025	6,873
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,586	1,504
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	13,091	11,994
BXMT Ltd. Series 2021-FL4, Class A, 6.49%, 5/15/2038 (a) (c)	6,000	5,718
CarNow Auto Receivables Trust
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	510	509
Series 2023-1A, Class B, 6.95%, 3/16/2026 (a)	7,399	7,365
Carvana Auto Receivables Trust
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	3,053	3,038
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	3,094	3,068
Series 2023-N1, Class B, 5.85%, 11/10/2027 (a)	13,950	13,792
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	3,445	3,449
Series 2021-N4, Class B, 1.24%, 9/11/2028	1,486	1,380
Series 2021-N4, Class C, 1.72%, 9/11/2028	1,618	1,534
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,753
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 ‡ (a) (c)	8,698	8,279
CFMT LLC
Series 2021-HB7, Class A, 1.15%, 10/27/2031 ‡ (a) (c)	4,842	4,655
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (c)	6,285	5,710
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.68%, 4/23/2029 (a) (c)	2,294	2,292
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,396
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	2,879	2,635
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	2,039	1,870
CPS Auto Receivables Trust
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	860	859
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	8,422	8,325
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	3,391	3,357
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	13,191
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,364
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	4,425	4,129

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,219
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	8,120	7,972
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	4,999
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	5,100	5,073
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	4,771	4,736
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,308
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,414
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	10,571	10,320
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,460
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	2,250	2,259
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	9,250	9,172
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,003
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	5,924
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,039
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,858	1,866
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,349
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	5,943
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	324	323
Crossroads Asset Trust Series 2022-A, Class A, 6.35%, 4/21/2031 (a)	6,076	6,041
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.36%, 10/25/2034 (c)	91	87
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	3,549	3,444
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	1,538	1,421
Series 2021-1A, Class B, 2.05%, 11/21/2033 (a)	354	328
Drive Auto Receivables Trust
Series 2019-4, Class D, 2.70%, 2/16/2027	2,540	2,536
Series 2020-1, Class D, 2.70%, 5/17/2027	6,976	6,906
Series 2021-2, Class C, 0.87%, 10/15/2027	1,726	1,700
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 6.61%, 7/18/2030 (a) (c)	664	661
DT Auto Owner Trust
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	5,431	5,362
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	523	517
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	4,609	4,543
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,085
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	3,676	3,615
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	12,181
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,884
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,251
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	7,478	7,600
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	1,969
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,753
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	598	542
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	818	742
Equify ABS LLC Series 2023-1A, Class A, 7.20%, 9/15/2031 (a)	14,761	14,790
Exeter Automobile Receivables Trust
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	1,870	1,866

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	3,917	3,869
Series 2021-1A, Class C, 0.74%, 1/15/2026	528	527
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	2,759	2,744
Series 2021-2A, Class C, 0.98%, 6/15/2026	1,771	1,747
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,893
Series 2021-3A, Class C, 0.96%, 10/15/2026	26,277	25,713
Series 2022-2A, Class B, 3.65%, 10/15/2026	1,718	1,707
Series 2023-3A, Class B, 6.11%, 9/15/2027	2,062	2,058
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,868
Series 2023-3A, Class C, 6.21%, 6/15/2028	6,815	6,807
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,145
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,328
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 ‡ (a)	1,415	1,388
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	6,208	5,978
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	2,734	2,637
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	10,758	10,661
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
First Investors Auto Owner Trust
Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	1,193	1,186
Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,743
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,937	5,484
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 (a)	2,307	2,129
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,801	6,222
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,525
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	11,416
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	869	867
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	261	261
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	202	202
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	4,821	4,789
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	6,711	6,555
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,405
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	643	642
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	868	849
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,250
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	14,979
Series 2022-3, Class D, 6.00%, 7/17/2028 (a)	6,666	6,512
Series 2023-3, Class C, 6.01%, 7/16/2029 (a)	2,550	2,520
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	1,995	1,933
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	9,342	8,252
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,371
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 6.61%, 7/24/2030 (a) (c)	5,279	5,264
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	533	531
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	3,540	3,518

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,908
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,983
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	6,300	6,322
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	4,000	3,997
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,377
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	9,273	8,594
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	12,000	12,155
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	3,275	3,264
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	235	222
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,344	1,188
LCM LP (Cayman Islands) Series 14A, Class AR, 6.72%, 7/20/2031 (a) (c)	13,351	13,290
Lendbuzz Securitization Trust
Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	8,345	8,051
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	4,406	4,291
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	3,957	3,958
Lendmark Funding Trust Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,243
LL ABS Trust
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	1,559	1,542
Series 2022-2A, Class A, 6.63%, 5/15/2030 (a)	763	763
LMREC LLC Series 2021-CRE4, Class A, 6.51%, 4/22/2037 (a) (c)	900	886
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	10,062	10,016
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	11,454	11,423
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 6.65%, 7/25/2031 (a) (c)	994	994
Mariner Finance Issuance Trust
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	3,472	3,384
Series 2023-AA, Class A, 6.70%, 10/22/2035 (a)	14,500	14,650
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	14,285
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	14,350	14,444
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	15,481	15,588
Mission Lane Credit Card Master Trust Series 2022-A, Class A, 6.92%, 9/15/2027 ‡ (a)	3,616	3,589
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 7.71%, 3/25/2033 (c)	135	129
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	1,169	1,084
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.58%, 10/15/2029 (a) (c)	12,391	12,345
New Economy Assets Phase Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,569
NMEF Funding LLC
Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	3,382	3,340
Series 2022-A, Class B, 3.35%, 10/16/2028 (a)	2,750	2,641
Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	11,200	11,261
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	900	828
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	9,642	8,868
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	5,964	5,455
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.62%, 4/16/2031 (a) (c)	2,829	2,819
Octane Receivables Trust
Series 2020-1A, Class B, 1.98%, 6/20/2025 (a)	327	326
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	5,208	5,107

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	1,547	1,502
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	5,935	5,916
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	4,100	4,051
OnDeck Asset Securitization Trust IV LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,841
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	2,057	2,057
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	4,490	4,269
Pagaya AI Debt Selection Trust Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	2,676	2,590
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	4,770	4,785
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 6.44%, 4/15/2030 (a) (c)	9,433	9,396
Pawnee Equipment Receivables LLC Series 2020-1, Class C, 2.24%, 2/17/2026 (a)	3,000	2,977
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	1,417	1,381
Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	5,934	5,610
Series 2022-1, Class A3, 5.17%, 2/15/2028 (a)	6,691	6,641
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (d)	10,821	10,148
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (d)	6,881	6,648
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (d)	9,878	9,301
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (d)	5,087	4,994
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (d)	6,850	6,520
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	667	599
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,586
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,256	6,461
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	15,503
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,006
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	7,724	7,528
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	6,853	6,648
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (d)	3,382	3,238
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (d)	5,248	4,993
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (d)	13,299	12,609
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (d)	11,007	10,439
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (d)	4,846	4,582
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (d)	1,922	1,844
Reach ABS Trust Series 2023-1A, Class A, 7.05%, 2/18/2031 (a)	2,322	2,326
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	5,150	5,019
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	14,222
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	6,752	6,615
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	17	17
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,405
Santander Drive Auto Receivables Trust
Series 2020-2, Class D, 2.22%, 9/15/2026	2,930	2,889
Series 2021-1, Class D, 1.13%, 11/16/2026	5,579	5,416

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-3, Class D, 1.64%, 11/16/2026	1,098	1,077
Series 2020-4, Class D, 1.48%, 1/15/2027	11,436	11,160
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,342
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,562
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,298
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,513
Series 2022-4, Class C, 5.00%, 11/15/2029	20,750	20,297
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	3,990
Series 2023-5, Class C, 6.43%, 2/18/2031	6,000	6,047
Series 2023-4, Class C, 6.04%, 12/15/2031	14,300	14,297
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	395	393
SCF Equipment Leasing LLC
Series 2022-2A, Class B, 6.50%, 2/20/2032 (a)	2,000	1,988
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	4,057	4,092
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	343	327
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	196	185
Series 2020-2A, Class B, 2.32%, 7/20/2037 (a)	767	730
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	1,098	1,029
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	675	634
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	600	561
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	1,568	1,559
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	799	780
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	799	790
Skopos Auto Receivables Trust Series 2019-1A, Class D, 5.24%, 4/15/2025 (a)	1,070	1,069
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	5,908	5,416
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.48%, 12/29/2029 (a) (c)	9,548	9,508
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 6.62%, 4/16/2031 (a) (c)	2,695	2,690
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 6.68%, 10/13/2032 (a) (c)	6,000	5,976
Theorem Funding Trust
Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	6,390	6,349
Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	4,048	4,072
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,797	1,614
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	739	712
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	1,817	1,746
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	1,050	1,027
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	2,373	2,318
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	6,158	6,047
Upstart Securitization Trust
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	965	960
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	3,239	3,210
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	3,025	2,917
Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	4,609	4,583
Series 2023-1, Class A, 6.59%, 2/20/2033 (a)	2,172	2,170
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	6,362	6,363
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (d)	840	826

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (d)	1,962	1,903
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (d)	2,961	2,788
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (d)	6,811	6,423
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	1,250	1,240
Series 2022-1, Class C, 5.03%, 8/16/2027 (a)	2,750	2,671
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	5,066	5,077
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	5,000	4,959
Series 2022-1, Class D, 7.23%, 7/16/2029 (a)	2,750	2,686
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	7,869	7,888
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (d)	3,852	3,601
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (d)	12,040	11,123
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (d)	11,330	10,548
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	4,735	4,509
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (d)	11,438	10,761
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (d)	11,188	10,670
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (a) (d)	5,782	5,443
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (d)	9,047	8,761
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (d)	9,367	8,961
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (d)	7,270	6,850
VStrong Auto Receivables Trust
Series 2023-A, Class A3, 6.87%, 11/15/2027 (a)	6,400	6,429
Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	5,375	5,421
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	413	407
Westlake Automobile Receivables Trust
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	4,345	4,331
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	598	597
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	11,073	11,002
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,378
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	21,285
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	21,526
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,974
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	10,960
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,340
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,478
Total Asset-Backed Securities (Cost $1,594,399)		1,546,369
U.S. Treasury Obligations — 15.3%
U.S. Treasury Notes
0.13%, 12/15/2023	115	115
4.25%, 9/30/2024	2,445	2,425
2.25%, 11/15/2024	167,580	162,932
4.25%, 12/31/2024	3,410	3,377
3.88%, 3/31/2025	1,417	1,397
4.63%, 6/30/2025	2,925	2,914
5.00%, 8/31/2025	6,685	6,705
4.50%, 11/15/2025	14,185	14,126
4.00%, 12/15/2025	11,860	11,702

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.88%, 1/15/2026	9,835	9,682
4.00%, 2/15/2026	983	970
4.63%, 3/15/2026	2,240	2,241
3.75%, 4/15/2026	150,275	147,487
3.63%, 5/15/2026	101,360	99,190
4.13%, 6/15/2026	10,400	10,297
4.50%, 7/15/2026	197,395	197,256
4.63%, 10/15/2026	151,540	152,097
4.63%, 11/15/2026	130,525	131,086
2.25%, 2/15/2027	55,000	51,447
Total U.S. Treasury Obligations (Cost $1,010,150)		1,007,446
Collateralized Mortgage Obligations — 9.3%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	5
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,200	1,061
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 3.12%, 11/25/2024 (a) (d)	2,709	2,692
Bear Stearns ARM Trust Series 2003-7, Class 3A, 5.00%, 10/25/2033 (c)	10	10
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (c)	112	101
Citigroup Mortgage Loan Trust, Inc. Series 2003-UP3, Class A1, 7.00%, 9/25/2033	2	2
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 6.08%, 10/25/2041 (a) (c)	93	93
Series 2022-R02, Class 2M2, 8.33%, 1/25/2042 (a) (c)	1,775	1,794
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019 ‡	67	57
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (c)	285	35
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	8,783	8,294
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	6	6
FHLMC, Reference REMIC Series R005, Class ZA, 5.50%, 2/15/2036	2,192	2,218
FHLMC, REMIC
Series 2790, Class TN, 4.00%, 5/15/2024	6	5
Series 1754, Class Z, 8.50%, 9/15/2024	1	1
Series 1779, Class Z, 8.50%, 4/15/2025	7	7
Series 4303, Class VA, 3.50%, 5/15/2025	158	155
Series 3005, Class ED, 5.00%, 7/15/2025	111	109
Series 3826, Class BK, 3.00%, 3/15/2026	139	136
Series 3864, Class PG, 3.50%, 5/15/2026	23	22
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	32	31
Series 3903, Class GB, 4.00%, 8/15/2026	90	89
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	82	80
Series 1888, Class Z, 7.00%, 8/15/2026	13	13
Series 3936, Class AB, 3.00%, 10/15/2026	189	184
Series 3946, Class BU, 3.00%, 10/15/2026	64	62
Series 3996, Class BA, 1.50%, 2/15/2027	53	51
Series 4015, Class GL, 2.25%, 3/15/2027	54	52
Series 4020, Class N, 3.00%, 3/15/2027	32	31
Series 4054, Class AE, 1.50%, 4/15/2027	103	99
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	945
Series 4039, Class AB, 1.50%, 5/15/2027	109	104

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4039, Class PB, 1.50%, 5/15/2027	345	327
Series 4043, Class PB, 1.50%, 5/15/2027	256	242
Series 4097, Class HJ, 1.50%, 8/15/2027	389	367
Series 4089, Class AI, IO, 3.00%, 8/15/2027	1,642	55
Series 4103, Class HA, 2.50%, 9/15/2027	121	116
Series 4361, Class CA, 2.50%, 9/15/2027	280	269
Series 4131, Class BC, 1.25%, 11/15/2027	77	72
Series 4129, Class AP, 1.50%, 11/15/2027	439	413
Series 4141, Class BI, IO, 2.50%, 12/15/2027	1,888	63
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	945
Series 4207, Class JD, 1.50%, 5/15/2028	108	101
Series 4217, Class UD, 1.75%, 6/15/2028	184	174
Series 2090, Class F, 5.64%, 10/15/2028 (c)	23	23
Series 3523, Class MX, 4.50%, 4/15/2029	57	56
Series 4338, Class GE, 2.50%, 5/15/2029	36	35
Series 2995, Class FT, 5.69%, 5/15/2029 (c)	80	79
Series 3721, Class DG, 2.75%, 9/15/2030	136	128
Series 3775, Class DB, 4.00%, 12/15/2030	252	244
Series 3779, Class LB, 4.00%, 12/15/2030	274	265
Series 2303, Class FY, 5.74%, 4/15/2031 (c)	98	97
Series 2326, Class ZQ, 6.50%, 6/15/2031	84	85
Series 2362, Class F, 5.84%, 9/15/2031 (c)	35	34
Series 2500, Class FD, 5.94%, 3/15/2032 (c)	111	111
Series 4170, Class QE, 2.00%, 5/15/2032	61	59
Series 4094, Class BF, 5.84%, 8/15/2032 (c)	290	290
Series 2492, Class GH, 6.00%, 8/15/2032	161	162
Series 4120, Class KA, 1.75%, 10/15/2032	439	405
Series 4142, Class PG, 2.00%, 12/15/2032	50	47
Series 2711, Class FC, 6.34%, 2/15/2033 (c)	696	702
Series 2602, Class FH, 5.75%, 4/15/2033 (c)	130	129
Series 4206, Class DZ, 3.00%, 5/15/2033	511	452
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,041
Series 2617, Class Z, 5.50%, 5/15/2033	2,905	2,876
Series 2662, Class MT, 4.50%, 8/15/2033	39	38
Series 4620, IO, 5.00%, 9/15/2033	250	36
Series 4255, Class LZ, 3.00%, 10/15/2033	9,160	8,425
Series 3005, Class PV, IF, 4.18%, 10/15/2033 (c)	2	2
Series 2686, Class KZ, 4.50%, 10/15/2033	549	519
Series 2693, Class Z, 5.50%, 10/15/2033	123	121
Series 2727, Class PM, 4.50%, 1/15/2034	686	664
Series 2736, Class PE, 5.00%, 1/15/2034	2,774	2,729
Series 2806, Class FA, 6.44%, 2/15/2034 (c)	212	204
Series 2989, Class MU, IF, IO, 1.56%, 7/15/2034 (c)	922	39
Series 3204, Class ZM, 5.00%, 8/15/2034	428	421
Series 2963, Class ZG, 5.00%, 11/15/2034	374	368
Series 2901, Class S, IF, 4.65%, 12/15/2034 (c)	310	304
Series 2898, Class PG, 5.00%, 12/15/2034	559	550
Series 3003, Class LD, 5.00%, 12/15/2034	91	89

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2933, Class EM, 5.50%, 1/15/2035	49	49
Series 4265, Class FD, 5.84%, 1/15/2035 (c)	225	219
Series 2929, Class PG, 5.00%, 2/15/2035	66	65
Series 2941, Class Z, 4.50%, 3/15/2035	1,160	1,095
Series 2953, Class PG, 5.50%, 3/15/2035	228	228
Series 2976, Class HZ, 4.50%, 5/15/2035	199	187
Series 3002, Class BN, 5.00%, 7/15/2035	194	190
Series 3013, Class HZ, 5.00%, 8/15/2035	648	638
Series 3036, Class NE, 5.00%, 9/15/2035	78	77
Series 3101, Class UZ, 6.00%, 1/15/2036	155	158
Series 3174, Class LF, 5.79%, 5/15/2036 (c)	123	122
Series 3662, Class ZB, 5.50%, 8/15/2036	123	124
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,071
Series 3704, Class DC, 4.00%, 11/15/2036	53	53
Series 3688, Class NB, 4.50%, 11/15/2036	507	489
Series 3855, Class AM, 6.50%, 11/15/2036	1,321	1,338
Series 3704, Class CZ, 4.00%, 12/15/2036	1,269	1,213
Series 3249, Class CL, 4.25%, 12/15/2036	843	813
Series 3258, Class PM, 5.50%, 12/15/2036	284	283
Series 3305, Class IW, IF, IO, 1.01%, 4/15/2037 (c)	251	7
Series 3318, Class HF, 5.70%, 5/15/2037 (c)	110	106
Series 3724, Class CM, 5.50%, 6/15/2037	262	262
Series 3326, Class FG, 5.79%, 6/15/2037 (c)	445	431
Series 3351, Class ZC, 5.50%, 7/15/2037	1,022	1,026
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	2,230	98
Series 3429, Class S, IF, IO, 1.38%, 3/15/2038 (c)	397	28
Series 3447, Class DB, 5.00%, 5/15/2038	1,264	1,243
Series 3459, Class MB, 5.00%, 6/15/2038	85	83
Series 3575, Class ZA, 5.00%, 6/15/2038	3,239	3,190
Series 3546, Class A, 5.10%, 2/15/2039 (c)	359	359
Series 3540, Class A, 5.00%, 5/15/2039	177	172
Series 4346, Class A, 3.50%, 7/15/2039	49	47
Series 3597, Class HM, 4.50%, 8/15/2039	95	93
Series 3569, Class NY, 5.00%, 8/15/2039	448	441
Series 3572, Class JS, IF, IO, 1.36%, 9/15/2039 (c)	251	14
Series 4212, Class LA, 3.00%, 10/15/2039	183	180
Series 3585, Class KW, 4.50%, 10/15/2039	1,344	1,304
Series 3609, Class SA, IF, IO, 0.90%, 12/15/2039 (c)	1,489	69
Series 3632, Class PK, 5.00%, 2/15/2040	243	240
Series 3656, Class PM, 5.00%, 4/15/2040	2,094	2,064
Series 3786, Class NA, 4.50%, 7/15/2040	63	61
Series 3726, Class PA, 3.00%, 8/15/2040	108	105
Series 3706, Class P, 4.00%, 8/15/2040	2,890	2,699
Series 4655, Class DJ, 3.00%, 10/15/2040	1,959	1,782
Series 4088, Class LE, 4.00%, 10/15/2040	79	78
Series 4318, Class KZ, 4.00%, 12/15/2040	2,307	2,149
Series 3769, Class ZC, 4.50%, 12/15/2040	1,053	1,009
Series 3803, Class FY, 5.84%, 1/15/2041 (c)	33	32

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3822, Class ZG, 4.00%, 2/15/2041	6,051	5,639
Series 4080, Class DA, 2.00%, 3/15/2041	187	172
Series 3862, Class GA, 4.00%, 4/15/2041	178	169
Series 3844, Class FA, 5.89%, 4/15/2041 (c)	204	198
Series 4074, Class PA, 3.00%, 5/15/2041	328	316
Series 3859, Class JB, 5.00%, 5/15/2041	283	278
Series 4150, Class JE, 2.00%, 6/15/2041	696	637
Series 3884, Class BL, 4.50%, 6/15/2041	4,563	4,380
Series 3939, Class BZ, 4.50%, 6/15/2041	2,061	1,968
Series 3881, Class AT, 5.85%, 6/15/2041	19,701	20,140
Series 4150, Class FN, 5.74%, 7/15/2041 (c)	328	322
Series 4152, Class LE, 1.75%, 8/15/2041	2,675	2,406
Series 3904, Class HC, 4.00%, 8/15/2041	658	614
Series 3906, Class B, 4.00%, 8/15/2041	2,721	2,530
Series 4150, Class FY, 5.74%, 8/15/2041 (c)	307	300
Series 3952, Class BQ, 2.00%, 10/15/2041	2,370	2,067
Series 3947, Class BH, 2.50%, 10/15/2041	3,021	2,569
Series 3934, Class KB, 5.00%, 10/15/2041	461	447
Series 3966, Class VZ, 4.00%, 12/15/2041	786	732
Series 4550, Class NA, 3.00%, 1/15/2042	390	374
Series 4122, Class PA, 1.50%, 2/15/2042	242	222
Series 4144, Class KD, 1.75%, 3/15/2042	438	388
Series 4215, Class NA, 3.00%, 4/15/2042	116	109
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	2,994
Series 4143, Class AE, 2.00%, 9/15/2042	1,449	1,316
Series 4158, Class TC, 1.75%, 12/15/2042	215	194
Series 4247, Class AK, 4.50%, 12/15/2042	256	252
Series 4158, Class LD, 2.00%, 1/15/2043	445	376
Series 4199, Class YZ, 3.50%, 5/15/2043	3,757	3,406
Series 4302, Class MA, 3.00%, 7/15/2043	1,003	963
Series 4314, Class LP, 3.50%, 7/15/2043	31	30
Series 4558, Class DA, 3.50%, 7/15/2043	159	157
Series 5115, Class FD, 4.00%, 8/15/2043 (c)	7,330	6,867
Series 4311, Class ED, 2.75%, 9/15/2043	66	63
Series 4480, Class LA, 3.50%, 9/15/2043	114	111
Series 4330, Class PE, 3.00%, 11/15/2043	108	102
Series 4286, Class MP, 4.00%, 12/15/2043	350	326
Series 4316, Class DZ, 3.00%, 3/15/2044	3,340	2,902
Series 4338, Class A, 2.50%, 5/15/2044	387	359
Series 4505, Class P, 3.50%, 5/15/2044	990	936
Series 4571, Class EB, 3.50%, 5/15/2044	1,947	1,822
Series 4360, Class PZ, 3.00%, 7/15/2044	1,246	1,056
Series 4417, Class PZ, 3.00%, 12/15/2044	3,219	2,820
Series 4545, Class PG, 3.00%, 12/15/2044	425	403
Series 4745, Class EC, 3.00%, 12/15/2044	1,295	1,228
Series 4425, Class TA, 2.00%, 1/15/2045	302	244
Series 4461, Class LZ, 3.00%, 3/15/2045	3,975	3,427
Series 4457, Class KZ, 3.00%, 4/15/2045	7,895	6,816

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4478, Class PC, 2.00%, 5/15/2045	876	731
Series 4631, Class PA, 3.00%, 5/15/2045	1,875	1,698
Series 4664, Class PH, 3.50%, 5/15/2045	860	811
Series 4698, Class DA, 4.50%, 5/15/2045	1,683	1,610
Series 4759, Class MA, 3.00%, 9/15/2045	68	64
Series 4591, Class QE, 2.75%, 4/15/2046	191	164
Series 4574, Class YH, 3.00%, 4/15/2046	286	245
Series 4774, Class LP, 3.50%, 9/15/2046	2,897	2,721
Series 4714, Class PA, 3.00%, 11/15/2046	1,725	1,549
Series 4657, Class VZ, 3.00%, 2/15/2047	10,000	8,629
Series 4830, Class AP, 4.00%, 2/15/2047	944	879
Series 4675, Class EZ, 3.50%, 4/15/2047	1,636	1,380
Series 4682, Class LC, 2.50%, 5/15/2047	496	415
Series 4682, Class AP, 3.00%, 5/15/2047	651	560
Series 4703, Class KZ, 3.50%, 7/15/2047	5,916	5,151
Series 4740, Class JA, 3.00%, 10/15/2047	1,663	1,437
Series 4749, Class ZL, 3.50%, 12/15/2047	16,488	14,512
Series 4936, Class AP, 2.50%, 9/25/2048	243	212
Series 4941, Class NP, 2.50%, 5/25/2049	817	670
Series 4922, Class GE, 2.50%, 7/25/2049	789	658
Series 4952, Class PA, 2.50%, 2/25/2050	1,229	1,026
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	122	119
Series 218, PO, 2/1/2032	70	61
Series 290, Class 200, 2.00%, 11/15/2032	348	316
Series 277, Class 30, 3.00%, 9/15/2042	2,478	2,179
Series 359, Class 350, 3.50%, 10/15/2047	1,418	1,292
FNMA, REMIC
Series 1993-226, Class PK, 6.00%, 12/25/2023	—	—
Series 1994-15, Class ZK, 5.50%, 2/25/2024	4	4
Series 2001-40, PO, 4/25/2024	1	1
Series G94-6, Class PJ, 8.00%, 5/17/2024	1	1
Series 2010-38, Class B, 4.00%, 4/25/2025	5	5
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	28	27
Series 2011-61, Class B, 3.00%, 7/25/2026	147	143
Series 2011-72, Class KB, 3.50%, 8/25/2026	180	176
Series 2012-32, Class DE, 3.00%, 12/25/2026	45	44
Series 2012-26, Class CA, 2.50%, 3/25/2027	276	265
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	2,742	88
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	1,481	56
Series 2012-127, Class AC, 1.50%, 11/25/2027	292	276
Series 2012-124, Class HG, 2.00%, 11/25/2027	134	127
Series 2013-5, Class DA, 1.50%, 2/25/2028	155	146
Series 2013-13, Class KD, 1.50%, 3/25/2028	154	145
Series 2008-72, IO, 5.00%, 8/25/2028	1	—
Series 2013-137, Class BA, 1.50%, 1/25/2029	273	255
Series 2009-15, Class AC, 5.50%, 3/25/2029	529	524
Series 2009-58, Class B, 4.50%, 8/25/2029	653	638

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-14, Class AC, 4.00%, 3/25/2030	135	131
Series 2010-92, Class B, 4.50%, 8/25/2030	2,000	1,932
Series 2016-8, Class CA, 2.00%, 3/25/2031	11,134	10,307
Series 2001-38, Class EA, PO, 8/25/2031	19	18
Series 2015-89, Class KE, 2.00%, 11/25/2031	69	64
Series 2012-98, Class QG, 1.75%, 1/25/2032	196	188
Series 2001-81, Class HE, 6.50%, 1/25/2032	1,480	1,496
Series 2002-34, Class FA, 5.94%, 5/18/2032 (c)	60	60
Series 2013-109, Class BA, 3.00%, 10/25/2032	489	469
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,213	1,203
Series 2004-61, Class FH, 6.24%, 11/25/2032 (c)	652	655
Series 2002-77, Class TF, 6.44%, 12/18/2032 (c)	118	119
Series 2002-77, Class QG, 5.50%, 12/25/2032	269	267
Series 2002-84, Class DZ, 5.50%, 12/25/2032	151	150
Series 2002-94, Class BZ, 5.50%, 1/25/2033	798	789
Series 2013-18, Class TG, 2.00%, 2/25/2033	291	273
Series 2003-7, Class FB, 6.19%, 2/25/2033 (c)	169	170
Series 2013-31, Class NL, 4.00%, 4/25/2033	345	330
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	125	16
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,363	1,358
Series 2003-49, IO, 6.50%, 6/25/2033	178	31
Series 2003-58, Class GL, 3.50%, 7/25/2033	94	90
Series 2013-133, Class WA, 3.00%, 8/25/2033	1,643	1,552
Series 2003-84, Class PZ, 5.00%, 9/25/2033	45	44
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,115	5,702
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,027	1,032
Series 2013-126, Class JZ, 3.50%, 12/25/2033	16,248	15,113
Series 2004-38, Class AO, PO, 5/25/2034	1,774	1,305
Series 2004-72, Class F, 5.94%, 9/25/2034 (c)	78	77
Series 2004-91, Class BR, 5.50%, 12/25/2034	51	51
Series 2004-90, Class ZU, 6.00%, 12/25/2034	801	805
Series 2005-5, Class PA, 5.00%, 1/25/2035	255	248
Series 2004-101, Class AR, 5.50%, 1/25/2035	7	7
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,435	1,410
Series 2005-31, Class PB, 5.50%, 4/25/2035	560	559
Series 2005-38, Class FK, 5.74%, 5/25/2035 (c)	294	289
Series 2015-41, Class CA, 3.00%, 6/25/2035	437	402
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,626	1,618
Series 2005-64, Class PL, 5.50%, 7/25/2035	43	42
Series 2005-66, Class PF, 5.69%, 7/25/2035 (c)	88	87
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	189	186
Series 2006-4, Class PB, 6.00%, 9/25/2035	55	55
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,737	1,712
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,304	1,280
Series 2005-84, Class MB, 5.75%, 10/25/2035	516	512
Series 2010-39, Class FT, 6.39%, 10/25/2035 (c)	539	540
Series 2013-114, Class JA, 3.00%, 11/25/2035	20	20
Series 2015-87, Class TB, 4.00%, 11/25/2035	3,370	3,220

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-101, Class B, 5.00%, 11/25/2035	775	762
Series 2005-99, Class AF, 5.79%, 12/25/2035 (c)	86	84
Series 2014-88, Class ER, 2.50%, 2/25/2036	58	54
Series 2006-14, Class DB, 5.50%, 3/25/2036	272	270
Series 2006-16, Class FC, 5.74%, 3/25/2036 (c)	64	63
Series 2006-27, Class BF, 5.74%, 4/25/2036 (c)	110	108
Series 2006-50, Class PE, 5.00%, 6/25/2036	273	268
Series 2006-46, Class FW, 5.84%, 6/25/2036 (c)	216	212
Series 2006-42, Class PF, 5.85%, 6/25/2036 (c)	151	148
Series 2009-71, Class JT, 6.00%, 6/25/2036	160	163
Series 2006-58, Class ST, IF, IO, 1.71%, 7/25/2036 (c)	355	26
Series 2006-101, Class FC, 5.50%, 7/25/2036 (c)	134	132
Series 2006-101, Class FD, 5.50%, 7/25/2036 (c)	85	84
Series 2006-56, Class DC, 6.09%, 7/25/2036 (c)	201	201
Series 2007-1, Class NF, 5.69%, 2/25/2037 (c)	223	219
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (c)	23	—
Series 2007-16, Class FC, 6.19%, 3/25/2037 (c)	13	13
Series 2007-33, Class MS, IF, IO, 1.15%, 4/25/2037 (c)	1,003	62
Series 2007-57, Class ZE, 4.75%, 5/25/2037	168	168
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,559	1,545
Series 2008-5, Class PE, 5.00%, 8/25/2037	83	81
Series 2007-85, Class SH, IF, IO, 1.06%, 9/25/2037 (c)	656	13
Series 2017-59, Class DW, 3.50%, 12/25/2037	109	108
Series 2007-117, Class FM, 6.14%, 1/25/2038 (c)	132	130
Series 2007-117, Class MF, 6.14%, 1/25/2038 (c)	248	244
Series 2008-24, Class PF, 6.09%, 2/25/2038 (c)	49	48
Series 2008-18, Class SE, IF, IO, 0.83%, 3/25/2038 (c)	79	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	406	396
Series 2013-96, Class YA, 3.50%, 9/25/2038	53	53
Series 2008-83, Class CA, 6.00%, 9/25/2038	418	426
Series 2009-29, Class LA, 1.19%, 5/25/2039 (c)	860	702
Series 2013-25, Class DC, 2.50%, 6/25/2039	378	352
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,054	1,035
Series 2009-73, Class HJ, 6.00%, 9/25/2039	104	104
Series 2009-70, Class FA, 6.64%, 9/25/2039 (c)	64	63
Series 2009-86, Class PE, 5.00%, 10/25/2039	2,431	2,388
Series 2013-125, Class AB, 4.00%, 11/25/2039	184	174
Series 2009-87, Class B, 4.50%, 11/25/2039	1,136	1,119
Series 2009-112, Class SW, IF, IO, 0.81%, 1/25/2040 (c)	1,915	130
Series 2010-37, Class CY, 5.00%, 4/25/2040	46	45
Series 2011-3, Class KA, 5.00%, 4/25/2040	98	97
Series 2011-61, Class ZA, 5.00%, 4/25/2040	818	804
Series 2010-35, Class KF, 5.94%, 4/25/2040 (c)	141	140
Series 2010-43, Class HJ, 5.50%, 5/25/2040	145	144
Series 2010-64, Class DM, 5.00%, 6/25/2040	547	539
Series 2010-58, Class FA, 5.99%, 6/25/2040 (c)	276	273
Series 2010-58, Class FY, 6.17%, 6/25/2040 (c)	125	122
Series 2010-109, Class M, 3.00%, 9/25/2040	999	943

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	269	15
Series 2010-154, Class MW, 3.50%, 1/25/2041	3,337	3,130
Series 2011-63, Class LB, 4.00%, 1/25/2041	2,659	2,494
Series 2011-18, Class KY, 4.00%, 3/25/2041	562	524
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,015	943
Series 2011-52, Class GB, 5.00%, 6/25/2041	81	81
Series 2011-53, Class FT, 6.02%, 6/25/2041 (c)	106	103
Series 2011-128, Class KP, 4.50%, 7/25/2041	42	41
Series 2011-59, Class NZ, 5.50%, 7/25/2041	587	592
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,180	1,094
Series 2012-14, Class PA, 2.00%, 8/25/2041	163	148
Series 2013-72, Class LY, 3.50%, 8/25/2041	379	363
Series 2015-45, Class GA, 2.50%, 9/25/2041	303	289
Series 2013-126, Class CA, 4.00%, 9/25/2041	244	229
Series 2011-123, Class BP, 2.00%, 10/25/2041	2,739	2,431
Series 2011-141, Class MA, 3.50%, 10/25/2041	172	165
Series 2012-64, Class PK, 4.50%, 12/25/2041	846	820
Series 2012-113, Class DC, 2.25%, 1/25/2042	127	116
Series 2012-27, Class PL, 2.00%, 2/25/2042	168	156
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,339	1,313
Series 2012-133, Class AP, 1.75%, 3/25/2042	3,251	2,872
Series 2012-100, Class TL, 4.00%, 4/25/2042	243	229
Series 2012-80, Class EB, 4.50%, 4/25/2042	122	120
Series 2013-9, Class CB, 5.50%, 4/25/2042	2,352	2,368
Series 2013-73, Class PG, 2.50%, 6/25/2042	716	650
Series 2012-128, Class VF, 5.69%, 6/25/2042 (c)	387	379
Series 2013-93, Class PJ, 3.00%, 7/25/2042	604	566
Series 2013-96, Class FY, 5.79%, 7/25/2042 (c)	180	173
Series 2013-34, Class PC, 2.50%, 8/25/2042	476	435
Series 2014-18, Class DE, 4.00%, 8/25/2042	711	679
Series 2012-94, Class K, 2.00%, 9/25/2042	869	720
Series 2013-60, Class PD, 2.00%, 10/25/2042	505	449
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,794	1,566
Series 2013-81, Class NC, 3.00%, 10/25/2042	385	369
Series 2013-72, Class AF, 5.69%, 11/25/2042 (c)	41	40
Series 2013-6, Class HD, 1.50%, 12/25/2042	334	283
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,628
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,559	1,389
Series 2013-10, Class PA, 1.50%, 2/25/2043	877	695
Series 2013-10, Class UB, 2.00%, 2/25/2043	997	821
Series 2013-58, Class FP, 5.69%, 2/25/2043 (c)	569	553
Series 2013-18, Class BZ, 3.00%, 3/25/2043	6,813	6,336
Series 2013-100, Class PL, 4.50%, 3/25/2043	641	621
Series 2013-66, Class LB, 1.50%, 4/25/2043	63	58
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,614	10,308
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,711	7,795
Series 2013-64, Class PF, 5.69%, 4/25/2043 (c)	493	477
Series 2014-3, Class BL, 2.50%, 6/25/2043	22	22

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,919	1,671
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,278	995
Series 2014-32, Class DK, 3.00%, 8/25/2043	348	325
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	533
Series 2015-34, Class UP, 3.00%, 11/25/2043	606	559
Series 2020-45, Class CB, 2.00%, 2/25/2044	4,142	3,726
Series 2016-80, Class KV, 3.00%, 6/25/2044	3,842	3,654
Series 2014-56, Class Z, 3.50%, 9/25/2044	5,885	5,219
Series 2017-74, Class KA, 3.00%, 11/25/2044	173	168
Series 2016-100, Class P, 3.50%, 11/25/2044	60	56
Series 2020-18, Class DC, 2.50%, 2/25/2045	157	152
Series 2015-33, Class DT, 2.50%, 6/25/2045	478	434
Series 2015-51, Class KC, 3.00%, 6/25/2045	266	245
Series 2017-18, Class DA, 3.00%, 8/25/2045	967	903
Series 2016-84, Class LA, 3.00%, 12/25/2045	813	736
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,589	1,442
Series 2016-16, Class AL, 3.00%, 4/25/2046	8,844	7,712
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,091	1,005
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,095	988
Series 2016-80, Class JP, 3.00%, 11/25/2046	627	523
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,283	1,160
Series 2017-11, Class PH, 2.50%, 3/25/2047	198	165
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,996	1,831
Series 2017-9, Class B, 3.00%, 3/25/2047	2,156	1,979
Series 2017-10, Class FA, 5.84%, 3/25/2047 (c)	192	186
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,990	5,699
Series 2017-84, Class JA, 2.75%, 9/25/2047	534	459
Series 2017-96, Class MA, 3.00%, 12/25/2047	436	390
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,343	1,924
Series 2018-37, Class BC, 3.50%, 12/25/2047	262	240
Series 2018-13, Class PA, 3.00%, 3/25/2048	7,648	6,544
Series 2018-15, Class NZ, 3.00%, 3/25/2048	7,552	6,577
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,791	1,551
Series 2019-17, Class KA, 3.50%, 4/25/2048	256	239
Series 2019-65, Class PA, 2.50%, 5/25/2048	164	144
Series 2019-11, Class EA, 3.00%, 5/25/2048	654	585
Series 2019-20, Class PB, 2.75%, 7/25/2048	254	223
Series 2018-87, Class BA, 4.00%, 7/25/2048	131	122
Series 2020-94, PO, 9/25/2048	434	353
Series 2019-9, Class ZA, 3.50%, 9/25/2048	6,400	5,636
Series 2019-51, Class DW, 3.50%, 11/25/2048	565	526
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,488	1,948
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,587	2,587
Series 2019-18, Class BA, 3.50%, 5/25/2049	8,070	7,434
Series 2019-70, Class JA, 2.50%, 9/25/2049	128	110
Series 2019-72, Class KA, 2.50%, 9/25/2049	175	146
Series 2020-15, Class EA, 2.00%, 10/25/2049	635	517
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	685

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-81, Class LA, 2.50%, 12/25/2049	364	296
Series 2020-7, Class DZ, 3.00%, 2/25/2050	717	596
Series 2020-15, Class EM, 3.00%, 3/25/2050	560	474
Series 2019-33, Class MA, 3.50%, 7/25/2055	577	548
Series 2018-70, Class HA, 3.50%, 10/25/2056	558	526
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 5.84%, 6/25/2037 (c)	104	101
Series 2007-106, Class A7, 6.03%, 10/25/2037 (c)	114	117
Series 2001-50, Class BA, 7.00%, 10/25/2041	57	57
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	44	41
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	112	16
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	95	13
Series 334, Class 9, IO, 6.00%, 3/25/2033	245	34
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	78	12
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	67	11
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	52	10
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	37	7
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	133	24
Series 394, Class C3, IO, 6.50%, 9/25/2038	247	44
Series 411, Class A3, 3.00%, 8/25/2042	1,114	982
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.70%, 11/25/2046 (c)	991	981
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	115	111
Series 2011-155, Class A, 3.00%, 11/20/2026	38	37
Series 2011-158, Class AB, 3.00%, 11/20/2026	29	28
Series 2013-75, Class AC, 1.50%, 5/20/2028	676	630
Series 2003-50, Class F, 5.74%, 5/16/2033 (c)	64	64
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	69	3
Series 2003-102, Class PE, 6.00%, 11/20/2033	944	941
Series 2006-26, Class S, IF, IO, 1.05%, 6/20/2036 (c)	3,066	114
Series 2007-16, Class KU, IF, IO, 1.20%, 4/20/2037 (c)	1,762	87
Series 2009-106, Class XL, IF, IO, 1.30%, 6/20/2037 (c)	1,622	85
Series 2013-23, Class BP, 3.00%, 9/20/2037	122	120
Series 2008-75, Class SP, IF, IO, 2.02%, 8/20/2038 (c)	632	25
Series 2009-14, Class SA, IF, IO, 0.63%, 3/20/2039 (c)	1,848	34
Series 2009-14, Class KS, IF, IO, 0.85%, 3/20/2039 (c)	766	21
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	234	23
Series 2009-75, Class NB, 4.50%, 6/20/2039	54	53
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,276	1,230
Series 2011-26, Class PA, 4.00%, 7/20/2040	5	5
Series 2010-98, Class ME, 4.50%, 8/20/2040	13,482	13,218
Series 2013-71, Class NA, 2.50%, 8/20/2041	54	51
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,128	2,188
Series 2013-42, Class ND, 1.75%, 11/20/2042	90	81
Series 2013-28, Class DE, 1.75%, 12/20/2042	201	171
Series 2014-3, Class GA, 2.50%, 1/16/2044	3,687	3,346

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2014-12, Class ZA, 3.00%, 1/20/2044	14,908	13,084
Series 2018-29, Class LC, 3.00%, 4/20/2044	109	106
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,105	1,015
Series 2015-80, Class CP, 4.50%, 6/20/2045	227	214
Series 2015-80, Class CQ, 5.00%, 6/20/2045	164	156
Series 2018-36, Class AM, 3.00%, 7/20/2045	418	391
Series 2016-79, Class LA, 3.00%, 9/20/2045	243	232
Series 2016-90, Class MA, 3.00%, 10/20/2045	179	171
Series 2016-104, Class MA, 3.00%, 11/20/2045	181	176
Series 2020-125, Class AG, 2.50%, 2/20/2046	1,286	1,180
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,063	935
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,851	2,255
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,806	3,173
Series 2018-34, Class TY, 3.50%, 3/20/2048	866	753
Series 2019-74, Class AT, 3.00%, 6/20/2049	471	420
Series 2019-145, Class PA, 3.50%, 8/20/2049	203	186
Series 2020-5, Class NA, 3.50%, 12/20/2049	3,216	2,869
Series 2020-74, Class DY, 2.00%, 5/20/2050	911	733
Series 2020-83, Class KP, 3.00%, 6/20/2050	278	232
Series 2010-H26, Class LF, 5.79%, 8/20/2058 (c)	111	110
Series 2010-H03, Class FA, 5.99%, 3/20/2060 (c)	1,374	1,369
Series 2011-H07, Class FA, 5.94%, 2/20/2061 (c)	935	931
Series 2011-H08, Class FA, 6.04%, 2/20/2061 (c)	907	905
Series 2011-H11, Class FA, 5.94%, 3/20/2061 (c)	254	253
Series 2011-H11, Class FB, 5.94%, 4/20/2061 (c)	181	180
Series 2011-H21, Class FA, 6.04%, 10/20/2061 (c)	114	114
Series 2013-H05, Class FB, 4.97%, 2/20/2062 (c)	57	56
Series 2012-H14, Class FK, 6.02%, 7/20/2062 (c)	115	114
Series 2012-H18, Class NA, 5.96%, 8/20/2062 (c)	102	101
Series 2012-H20, Class BA, 6.00%, 9/20/2062 (c)	182	181
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (c)	43	43
Series 2012-H23, Class WA, 5.96%, 10/20/2062 (c)	129	128
Series 2012-H30, Class GA, 5.79%, 12/20/2062 (c)	83	82
Series 2013-H08, Class FA, 5.79%, 3/20/2063 (c)	330	327
Series 2013-H11, Class FA, 5.89%, 4/20/2063 (c)	102	101
Series 2013-H14, Class FG, 5.91%, 5/20/2063 (c)	361	359
Series 2013-H15, Class FA, 5.98%, 6/20/2063 (c)	388	386
Series 2013-H19, Class FC, 6.04%, 8/20/2063 (c)	676	674
Series 2014-H05, Class FB, 6.04%, 12/20/2063 (c)	153	153
Series 2014-H02, Class FB, 6.09%, 12/20/2063 (c)	522	521
Series 2014-H14, Class GF, 5.91%, 7/20/2064 (c)	96	96
Series 2014-H16, Class FL, 5.91%, 7/20/2064 (c)	552	546
Series 2014-H21, Class FA, 6.09%, 10/20/2064 (c)	248	246
Series 2015-H04, Class FL, 5.91%, 2/20/2065 (c)	134	133
Series 2015-H06, Class FB, 6.09%, 2/20/2065 (c)	8,799	8,705
Series 2015-H13, Class FG, 5.84%, 4/20/2065 (c)	195	194
Series 2015-H10, Class FH, 6.04%, 4/20/2065 (c)	1,066	1,054
Series 2015-H09, Class FA, 6.06%, 4/20/2065 (c)	328	324

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H10, Class FK, 6.06%, 4/20/2065 (c)	10,785	10,669
Series 2015-H14, Class FB, 5.87%, 5/20/2065 (c)	67	66
Series 2015-H12, Class FB, 6.04%, 5/20/2065 (c)	7,714	7,649
Series 2015-H12, Class FD, 6.04%, 5/20/2065 (c)	1,246	1,234
Series 2015-H14, Class FA, 6.01%, 6/20/2065 (c)	4,139	4,105
Series 2015-H16, Class FM, 6.04%, 7/20/2065 (c)	2,775	2,749
Series 2015-H24, Class FA, 6.09%, 9/20/2065 (c)	4,640	4,600
Series 2015-H27, Class FA, 6.19%, 9/20/2065 (c)	1,335	1,327
Series 2015-H25, Class FD, 6.09%, 10/20/2065 (c)	5,373	5,324
Series 2015-H29, Class FA, 6.14%, 10/20/2065 (c)	4	4
Series 2015-H29, Class FJ, 6.12%, 11/20/2065 (c)	3,457	3,431
Series 2016-H01, Class FA, 6.34%, 1/20/2066 (c)	2,673	2,659
Series 2016-H06, Class FC, 6.36%, 2/20/2066 (c)	1,891	1,882
Series 2016-H06, Class FA, 6.39%, 2/20/2066 (c)	2,027	2,014
Series 2016-H09, Class FN, 6.29%, 3/20/2066 (c)	2,347	2,329
Series 2016-H14, Class FA, 6.24%, 6/20/2066 (c)	1,226	1,219
Series 2016-H22, Class FA, 6.21%, 10/20/2066 (c)	4,591	4,585
Series 2016-H24, Class AF, 6.29%, 11/20/2066 (c)	1,861	1,850
Series 2017-H07, Class FG, 5.90%, 2/20/2067 (c)	257	256
Series 2017-H14, Class FD, 5.91%, 6/20/2067 (c)	360	356
Series 2017-H16, Class CF, 5.91%, 7/20/2067 (c)	7,240	7,200
Series 2017-H15, Class FN, 5.94%, 7/20/2067 (c)	211	209
Series 2017-H19, Class FA, 5.89%, 8/20/2067 (c)	661	658
Series 2018-H04, Class FG, 5.72%, 2/20/2068 (c)	326	324
Series 2018-H07, Class FE, 5.79%, 2/20/2068 (c)	83	82
Series 2019-H01, Class FT, 5.84%, 10/20/2068 (c)	856	853
Series 2019-H05, Class FT, 5.89%, 4/20/2069 (c)	2,271	2,271
Series 2020-H13, Class FK, 5.94%, 7/20/2070 (c)	3,591	3,530
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	120	107
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (c)	356	351
Legacy Mortgage Asset Trust
Series 2020-GS5, Class A1, 6.25%, 6/25/2060 (a) (d)	839	848
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (d)	3,515	3,292
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 3.09%, 2/25/2026 (a) (c)	525	523
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	1,001	828
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 5.98%, 12/25/2035 (c)	1,269	321
NYMT Loan Trust
Series 2020-SP2, Class A1, 5.94%, 10/25/2060 (a) (c)	7,742	7,704
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (d)	9,823	9,032
OBX Trust Series 2020-EXP3, Class 2A1, 6.36%, 1/25/2060 (a) (c)	746	727
PRPM LLC
Series 2020-4, Class A1, 5.95%, 10/25/2025 (a) (d)	7,419	7,365
Series 2020-6, Class A1, 5.36%, 11/25/2025 (a) (d)	3,067	3,012
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	1,695	1,492

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	1,736	1,636
Total Collateralized Mortgage Obligations (Cost $682,247)		615,254
Mortgage-Backed Securities — 7.9%
FHLMC
Pool # 611141, ARM, 4.30%, 1/1/2027 (c)	4	4
Pool # 846774, ARM, 4.78%, 12/1/2027 (c)	1	1
Pool # 1B2844, ARM, 4.23%, 3/1/2035 (c)	35	34
Pool # 1L1380, ARM, 5.57%, 3/1/2035 (c)	626	646
Pool # 1L1379, ARM, 5.70%, 10/1/2035 (c)	399	397
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (c)	227	227
Pool # 1J1380, ARM, 5.75%, 3/1/2036 (c)	96	95
Pool # 1J1313, ARM, 5.51%, 6/1/2036 (c)	40	40
Pool # 1G1028, ARM, 5.92%, 7/1/2036 (c)	16	17
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (c)	51	51
Pool # 1N0273, ARM, 7.35%, 8/1/2036 (c)	43	43
Pool # 1J1393, ARM, 5.82%, 10/1/2036 (c)	307	313
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (c)	101	100
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (c)	64	63
Pool # 1J1467, ARM, 5.74%, 12/1/2036 (c)	90	92
Pool # 1N0346, ARM, 6.94%, 12/1/2036 (c)	95	94
Pool # 1J1541, ARM, 4.05%, 1/1/2037 (c)	309	308
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (c)	63	64
Pool # 1J1635, ARM, 4.06%, 3/1/2037 (c)	134	135
Pool # 1J1522, ARM, 4.66%, 3/1/2037 (c)	64	66
Pool # 1N1458, ARM, 7.32%, 3/1/2037 (c)	83	85
Pool # 1Q0339, ARM, 4.78%, 4/1/2037 (c)	11	11
Pool # 1Q0697, ARM, 7.09%, 5/1/2037 (c)	444	447
Pool # 1J1681, ARM, 5.73%, 6/1/2037 (c)	452	454
Pool # 1J1685, ARM, 5.73%, 6/1/2037 (c)	142	140
Pool # 1J2834, ARM, 6.14%, 8/1/2037 (c)	53	53
Pool # 847871, ARM, 6.83%, 8/1/2037 (c)	100	100
Pool # 1Q0476, ARM, 5.99%, 10/1/2037 (c)	96	95
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (c)	48	47
Pool # 1Q0894, ARM, 5.18%, 1/1/2038 (c)	166	163
Pool # 1Q0722, ARM, 4.62%, 4/1/2038 (c)	158	157
FHLMC Gold Pools, 15 Year
Pool # G13433, 5.50%, 1/1/2024	—	—
Pool # J14783, 4.00%, 3/1/2026	21	21
Pool # G14643, 4.00%, 8/1/2026	28	28
Pool # G14973, 4.00%, 12/1/2028	45	45
Pool # J31731, 3.00%, 5/1/2030	263	252
Pool # G16018, 3.00%, 12/1/2031	3,384	3,191
FHLMC Gold Pools, 20 Year
Pool # G30262, 6.00%, 10/1/2024	1	1
Pool # G30325, 5.50%, 3/1/2027	322	322
Pool # C91261, 4.50%, 8/1/2029	77	75
Pool # C91349, 4.50%, 12/1/2030	78	77

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # G30565, 4.50%, 10/1/2031	179	175
Pool # G30701, 5.00%, 11/1/2031	63	63
Pool # C91388, 3.50%, 2/1/2032	1,792	1,699
Pool # C91447, 3.50%, 5/1/2032	136	129
Pool # C91449, 4.00%, 5/1/2032	639	614
Pool # C91581, 3.00%, 11/1/2032	710	660
Pool # G30669, 4.50%, 12/1/2033	945	914
Pool # C91761, 4.00%, 5/1/2034	703	676
Pool # K92617, 3.00%, 4/1/2035	3,697	3,406
Pool # C91862, 3.50%, 1/1/2036	2,525	2,384
Pool # C91880, 3.50%, 6/1/2036	1,430	1,346
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	60	61
Pool # G01665, 5.50%, 3/1/2034	1,320	1,341
Pool # G05046, 5.00%, 11/1/2036	74	75
Pool # G03073, 5.50%, 7/1/2037	611	621
Pool # G04772, 7.00%, 8/1/2038	74	79
Pool # G05091, 4.50%, 9/1/2038	596	576
Pool # G05798, 5.50%, 1/1/2040	145	148
Pool # Q06999, 4.00%, 3/1/2042	1,742	1,636
Pool # G60701, 4.50%, 3/1/2046	2,075	1,995
Pool # G08729, 4.50%, 9/1/2046	405	389
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	1,993	1,889
Pool # U79013, 2.50%, 4/1/2028	406	390
Pool # U79014, 2.50%, 5/1/2028	469	449
Pool # T40143, 2.50%, 7/1/2028	426	412
Pool # U79019, 3.00%, 7/1/2028	84	81
Pool # U79026, 2.50%, 9/1/2028	93	89
Pool # U49013, 3.00%, 9/1/2028	757	723
Pool # G20027, 10.00%, 10/1/2030	7	7
Pool # ZT1051, 3.50%, 12/1/2033	1,868	1,752
Pool # G20028, 7.50%, 12/1/2036	1,191	1,213
Pool # RE6019, 3.00%, 12/1/2049	557	461
Pool # RE6030, 3.50%, 2/1/2050	416	358
Pool # RE6028, 3.00%, 4/1/2050	324	268
Pool # RE6048, 2.50%, 5/1/2050	1,329	1,057
Pool # RE6041, 3.00%, 5/1/2050	5,178	4,290
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031 (e)	14,992	13,690
Pool # RD5059, 1.50%, 6/1/2031	16,021	14,474
Pool # RD5121, 4.50%, 9/1/2032	2,740	2,682
Pool # RD5122, 4.00%, 10/1/2032	3,112	2,997
Pool # RD5146, 4.50%, 5/1/2033	3,588	3,498
Pool # RD5150, 5.00%, 5/1/2033	5,850	5,812
Pool # RD5157, 4.50%, 7/1/2033	2,201	2,150
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	14,983	14,376

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # ZK7588, 3.00%, 2/1/2029	9,879	9,515
Pool # ZS7344, 3.00%, 1/1/2031	12,135	11,474
Pool # SB0722, 3.00%, 4/1/2033	5,181	4,874
Pool # ZS8076, 4.00%, 7/1/2033	1,527	1,498
Pool # ZS8124, 4.00%, 8/1/2033	2,402	2,344
Pool # ZT1412, 4.00%, 11/1/2033	14,615	14,169
Pool # SB0754, 2.00%, 3/1/2036	997	885
FHLMC UMBS, 20 Year
Pool # ZT2375, 4.00%, 3/1/2032	10,069	9,738
Pool # ZT1674, 5.00%, 2/1/2035	3,110	3,070
Pool # SC0379, 4.50%, 4/1/2035	4,136	4,027
Pool # ZT1808, 3.50%, 5/1/2037	8,742	8,263
FNMA
Pool # 325081, ARM, 6.72%, 10/1/2025 (c)	2	2
Pool # 409902, ARM, 4.49%, 6/1/2027 (c)	4	4
Pool # 52597, ARM, 4.33%, 7/1/2027 (c)	1	1
Pool # 810896, ARM, 7.21%, 1/1/2035 (c)	17	17
Pool # 865095, ARM, 6.68%, 10/1/2035 (c)	193	191
Pool # AD0295, ARM, 5.33%, 3/1/2036 (c)	223	222
Pool # 894571, ARM, 5.65%, 3/1/2036 (c)	536	555
Pool # 877009, ARM, 6.30%, 3/1/2036 (c)	214	215
Pool # 895687, ARM, 7.63%, 5/1/2036 (c)	33	34
Pool # 882099, ARM, 5.03%, 7/1/2036 (c)	64	63
Pool # 884722, ARM, 5.69%, 8/1/2036 (c)	58	58
Pool # 745858, ARM, 5.77%, 8/1/2036 (c)	20	20
Pool # 886558, ARM, 6.02%, 8/1/2036 (c)	138	138
Pool # 887714, ARM, 6.17%, 8/1/2036 (c)	50	49
Pool # 882241, ARM, 5.91%, 10/1/2036 (c)	106	105
Pool # 870920, ARM, 4.96%, 12/1/2036 (c)	15	15
Pool # 905593, ARM, 5.81%, 12/1/2036 (c)	11	11
Pool # AD0296, ARM, 5.86%, 12/1/2036 (c)	355	353
Pool # 905196, ARM, 6.29%, 12/1/2036 (c)	15	15
Pool # 888143, ARM, 3.81%, 1/1/2037 (c)	38	38
Pool # 920954, ARM, 6.98%, 1/1/2037 (c)	302	305
Pool # 913984, ARM, 7.14%, 2/1/2037 (c)	166	167
Pool # 910178, ARM, 4.38%, 3/1/2037 (c)	306	303
Pool # 888750, ARM, 4.56%, 4/1/2037 (c)	39	38
Pool # 936588, ARM, 7.01%, 4/1/2037 (c)	56	57
Pool # 944105, ARM, 5.53%, 7/1/2037 (c)	4	4
Pool # 948208, ARM, 6.90%, 7/1/2037 (c)	236	238
Pool # 950385, ARM, 6.61%, 8/1/2037 (c)	2	2
Pool # 950382, ARM, 6.82%, 8/1/2037 (c)	512	515
Pool # AD0081, ARM, 4.63%, 11/1/2037 (c)	85	84
Pool # 952182, ARM, 5.95%, 11/1/2037 (c)	114	114
Pool # 995108, ARM, 6.02%, 11/1/2037 (c)	330	336
Pool # 966911, ARM, 5.13%, 12/1/2037 (c)	36	36
FNMA UMBS, 10 Year
Pool # MA2233, 2.50%, 4/1/2025	16	16

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA4332, 2.00%, 5/1/2031 (e)	14,836	13,548
Pool # MA4367, 1.50%, 6/1/2031	19,236	17,324
Pool # BP3513, 2.00%, 6/1/2031	1,163	1,059
Pool # FS0868, 2.50%, 3/1/2032 (e)	2,918	2,692
Pool # MA4637, 3.00%, 6/1/2032	770	721
Pool # MA5079, 5.00%, 6/1/2033	2,219	2,206
Pool # MA5117, 4.50%, 7/1/2033	2,361	2,311
FNMA UMBS, 15 Year
Pool # AA1035, 6.00%, 12/1/2023	—	—
Pool # 995381, 6.00%, 1/1/2024	—	—
Pool # AE0081, 6.00%, 7/1/2024	—	—
Pool # 931730, 5.00%, 8/1/2024	12	12
Pool # AD0365, 5.50%, 9/1/2024	—	—
Pool # AD0662, 5.50%, 1/1/2025	12	13
Pool # AL2193, 5.50%, 7/1/2025	4	4
Pool # AJ5336, 3.00%, 11/1/2026	30	29
Pool # AK0971, 3.00%, 2/1/2027	32	31
Pool # AO0800, 3.00%, 4/1/2027	45	43
Pool # AP7842, 3.00%, 9/1/2027	36	35
Pool # AL3439, 4.00%, 9/1/2027	151	149
Pool # AL4307, 4.00%, 10/1/2028	345	341
Pool # AL6105, 4.00%, 12/1/2029	26	25
Pool # AZ0888, 3.50%, 7/1/2030	3,066	2,968
Pool # AZ8018, 3.00%, 9/1/2030	3,954	3,770
Pool # FM9465, 3.00%, 1/1/2031	4,200	4,036
Pool # FM3524, 3.00%, 4/1/2032	6,504	6,185
Pool # BN6225, 3.50%, 3/1/2034	3,197	3,076
Pool # FM4436, 4.00%, 6/1/2034	1,849	1,799
Pool # CA4258, 2.50%, 10/1/2034	4,769	4,325
Pool # FS4368, 4.00%, 11/1/2034	30,925	29,779
Pool # FS4292, 3.00%, 2/1/2035	3,589	3,401
Pool # FS3924, 3.00%, 6/1/2035	21,866	20,619
Pool # FS4504, 3.50%, 9/1/2035	6,251	5,991
Pool # FS4848, 3.00%, 7/1/2036	3,710	3,492
Pool # FS4430, 3.50%, 1/1/2037	5,311	5,076
FNMA UMBS, 20 Year
Pool # 745763, 6.50%, 3/1/2025	1	1
Pool # 256714, 5.50%, 5/1/2027	79	79
Pool # MA0214, 5.00%, 10/1/2029	514	513
Pool # AD5474, 5.00%, 5/1/2030	186	186
Pool # MA0534, 4.00%, 10/1/2030	75	72
Pool # AL4165, 4.50%, 1/1/2031	427	416
Pool # MA0804, 4.00%, 7/1/2031	84	81
Pool # MA0792, 4.50%, 7/1/2031	735	716
Pool # MA3894, 4.00%, 9/1/2031	109	104
Pool # 890653, 4.50%, 1/1/2032	376	368
Pool # AL5958, 4.00%, 3/1/2032	848	817
Pool # MA1037, 3.00%, 4/1/2032	756	702

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AL1722, 4.50%, 4/1/2032	62	60
Pool # AB5811, 3.00%, 8/1/2032	1,097	1,018
Pool # AL7474, 3.50%, 10/1/2032	687	651
Pool # MA1270, 2.50%, 11/1/2032	476	427
Pool # AL3190, 4.00%, 12/1/2032	323	311
Pool # MA1802, 3.00%, 1/1/2034	586	542
Pool # AL8051, 4.00%, 5/1/2034	2,796	2,669
Pool # AL5373, 4.50%, 5/1/2034	323	311
Pool # MA1922, 4.00%, 6/1/2034	16,275	15,511
Pool # MA2587, 3.50%, 4/1/2036	1,717	1,618
Pool # FM2477, 3.00%, 5/1/2036	2,565	2,368
Pool # AS7789, 3.00%, 8/1/2036	3,133	2,850
Pool # FM6297, 3.50%, 12/1/2036	2,680	2,519
Pool # BM1370, 3.00%, 4/1/2037	1,530	1,389
Pool # BJ2544, 3.00%, 12/1/2037	1,159	1,051
Pool # FM2922, 3.00%, 2/1/2038	1,827	1,682
Pool # FS4583, 4.00%, 6/1/2038	1,893	1,805
Pool # FS1689, 4.50%, 4/1/2039	1,605	1,562
Pool # FS4048, 4.50%, 4/1/2039	12,737	12,394
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	6	6
Pool # 254548, 5.50%, 12/1/2032	669	681
Pool # 555458, 5.50%, 5/1/2033	1,318	1,341
Pool # AB0054, 4.50%, 12/1/2034	1,779	1,726
Pool # 735503, 6.00%, 4/1/2035	962	992
Pool # 745275, 5.00%, 2/1/2036	1,634	1,637
Pool # 889118, 5.50%, 4/1/2036	1,821	1,850
Pool # 889209, 5.00%, 5/1/2036	94	94
Pool # 745948, 6.50%, 10/1/2036	140	147
Pool # 889494, 5.50%, 1/1/2037	125	127
Pool # AD0249, 5.50%, 4/1/2037	1,277	1,298
Pool # 995024, 5.50%, 8/1/2037	197	200
Pool # FS4003, 5.50%, 8/1/2037	6,929	7,033
Pool # 950302, 7.00%, 8/1/2037	317	330
Pool # 888890, 6.50%, 10/1/2037	412	433
Pool # 929005, 6.00%, 1/1/2038	251	260
Pool # 890268, 6.50%, 10/1/2038	735	761
Pool # 995149, 6.50%, 10/1/2038	439	451
Pool # AL7521, 5.00%, 6/1/2039	246	247
Pool # AC3237, 5.00%, 10/1/2039	118	117
Pool # AB2025, 5.00%, 1/1/2040	653	655
Pool # AD6431, 4.50%, 6/1/2040	131	126
Pool # AK6740, 4.00%, 3/1/2042	1,382	1,304
Pool # AO7185, 4.00%, 9/1/2042	670	627
Pool # AL7590, 3.50%, 10/1/2045	628	569
Pool # FS5552, 5.00%, 12/1/2047	6,522	6,535
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	34	34

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA, Other
Pool # AB7351, 2.50%, 12/1/2027	372	351
Pool # AQ8837, 2.50%, 12/1/2027	254	244
Pool # AQ9357, 2.50%, 1/1/2028	137	132
Pool # AQ9760, 2.50%, 2/1/2028	669	630
Pool # MA1360, 2.50%, 2/1/2028	805	771
Pool # MA1557, 3.00%, 8/1/2028	142	136
Pool # BM7222, 3.50%, 10/1/2029	3,847	3,759
Pool # BM7221, 3.00%, 2/1/2031	8,161	7,855
Pool # BK4847, 2.50%, 4/1/2033	336	312
Pool # BM6595, 4.00%, 6/1/2037	1,823	1,705
Pool # BF0194, 4.50%, 7/1/2040	2,351	2,226
Pool # BF0238, 4.50%, 8/1/2041	13,964	13,537
Pool # MA0896, 4.00%, 11/1/2041	312	287
Pool # MA1188, 3.00%, 9/1/2042	1,614	1,402
Pool # MA1349, 3.00%, 2/1/2043	1,586	1,369
Pool # MA1371, 3.00%, 3/1/2043	530	458
Pool # MA1433, 3.00%, 5/1/2043	696	600
Pool # MA1510, 4.00%, 7/1/2043	766	714
Pool # AL6167, 3.50%, 1/1/2044	1,137	1,037
Pool # BM3994, 3.50%, 1/1/2044	1,469	1,340
Pool # AL6854, 3.00%, 2/1/2044	2,126	1,851
Pool # AL7826, 3.50%, 1/1/2046	1,708	1,607
Pool # MA2621, 3.50%, 5/1/2046	339	295
Pool # MA2744, 3.50%, 9/1/2046	821	716
Pool # BH8493, 3.00%, 11/1/2047	1,114	943
Pool # MA3197, 3.00%, 11/1/2047	617	523
Pool # BM5053, 3.00%, 4/1/2048	446	386
Pool # BF0573, 5.50%, 12/1/2048	14,045	13,891
Pool # BM6073, 3.00%, 7/1/2049	975	843
Pool # MA3876, 3.00%, 12/1/2049	2,102	1,741
Pool # MA3913, 3.00%, 1/1/2050	1,017	843
Pool # CA5133, 3.00%, 2/1/2050	510	423
Pool # MA3971, 3.00%, 3/1/2050	3,233	2,679
Pool # CA5979, 3.00%, 5/1/2050	469	389
Pool # MA4029, 3.00%, 5/1/2050	436	361
Pool # MA4057, 2.50%, 6/1/2050	791	629
Pool # CA6065, 3.00%, 6/1/2050	388	322
Pool # MA4058, 3.00%, 6/1/2050	329	273
Pool # CA6385, 3.00%, 7/1/2050	496	411
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	16	16
GNMA I, 30 Year
Pool # 780831, 9.50%, 12/15/2024	—	—
Pool # 780115, 8.50%, 4/15/2025	—	—
Pool # 780965, 9.50%, 12/15/2025	—	—
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	3,437	3,486
Pool # 784278, 5.50%, 1/15/2034	2,439	2,435

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 687926, 6.50%, 9/15/2038	1,040	1,068
Pool # 785282, 4.25%, 10/15/2040	8,321	7,762
Pool # 785859, 5.50%, 6/15/2041	26,141	26,102
Pool # AE7700, 3.50%, 8/15/2043	445	405
GNMA II
Pool # 8746, ARM, 2.75%, 11/20/2025 (c)	6	6
Pool # 8790, ARM, 3.62%, 1/20/2026 (c)	3	3
Pool # 80053, ARM, 3.62%, 3/20/2027 (c)	—	—
Pool # 80152, ARM, 3.62%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	26	26
Pool # 5208, 3.00%, 10/20/2026	435	422
Pool # 5277, 3.50%, 1/20/2027	95	93
Pool # MA3495, 2.50%, 3/20/2031	8,870	8,294
Pool # MA3638, 2.50%, 5/20/2031	4,719	4,389
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2285, 8.00%, 9/20/2026	3	3
Pool # 2499, 8.00%, 10/20/2027	1	1
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	2	2
Pool # 4224, 7.00%, 8/20/2038	433	451
Pool # 4245, 6.00%, 9/20/2038	632	650
Pool # 4247, 7.00%, 9/20/2038	912	943
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	715	634
Total Mortgage-Backed Securities (Cost $541,449)		519,454
Commercial Mortgage-Backed Securities — 2.6%
BX Series 2021-MFM1, Class A, 6.14%, 1/15/2034 (a) (c)	2,299	2,263
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class C, 5.26%, 11/10/2046 (c)	2,996	2,921
Commercial Mortgage Trust
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (a)	4,765	4,495
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,543
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	3,000	2,682
Series 2015-CR26, Class B, 4.61%, 10/10/2048 (c)	2,000	1,853
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,326	2,261
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	1,772	1,717
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.55%, 8/25/2027 (c)	65,742	888
Series K740, Class X1, IO, 0.83%, 9/25/2027 (c)	103,253	2,454
Series K114, Class X1, IO, 1.21%, 6/25/2030 (c)	39,752	2,290
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (c)	54,044	4,022
FREMF Mortgage Trust
Series 2018-K733, Class C, 4.22%, 9/25/2025 (a) (c)	7,000	6,711
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (c)	7,480	7,149
Series 2014-K39, Class C, 4.26%, 8/25/2047 (a) (c)	6,500	6,382
Series 2014-K41, Class C, 3.96%, 11/25/2047 (a) (c)	4,350	4,238
Series 2015-K44, Class C, 3.85%, 1/25/2048 (a) (c)	2,000	1,935

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-K42, Class C, 3.98%, 1/25/2048 (a) (c)	1,000	970
Series 2015-K43, Class C, 3.73%, 2/25/2048 (a) (c)	6,000	5,804
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (c)	1,246	1,209
Series 2015-K45, Class C, 3.73%, 4/25/2048 (a) (c)	9,700	9,356
Series 2016-K54, Class B, 4.19%, 4/25/2048 (a) (c)	1,500	1,442
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (c)	8,000	7,703
Series 2015-K50, Class C, 3.91%, 10/25/2048 (a) (c)	2,000	1,916
Series 2019-K734, Class B, 4.19%, 2/25/2051 (a) (c)	3,400	3,259
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,225	2,981
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (c)	9,000	6,440
Series 2015-C31, Class C, 4.78%, 8/15/2048 (c)	2,750	2,063
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,895	3,637
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 6.24%, 4/15/2038 (a) (c)	3,229	3,190
Series 2021-MHC, Class D, 7.04%, 4/15/2038 (a) (c)	2,306	2,263
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class C, 4.64%, 8/15/2047 (c)	5,339	4,855
Series 2014-C18, Class B, 4.58%, 10/15/2047 (c)	5,250	5,040
Series 2016-C31, Class B, 3.88%, 11/15/2049 (c)	4,140	3,389
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,254
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,219
OPG Trust Series 2021-PORT, Class B, 6.15%, 10/15/2036 (a) (c)	4,128	3,998
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (c)	3,212	2,617
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (c)	8,775	7,203
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 6.59%, 2/15/2040 (a) (c)	6,613	6,347
Series 2015-C28, Class B, 4.22%, 5/15/2048 (c)	3,000	2,754
Series 2015-C29, Class C, 4.36%, 6/15/2048 (c)	1,250	1,135
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	641
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,452	1,307
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,242
Total Commercial Mortgage-Backed Securities (Cost $190,499)		171,038
	SHARES (000)
Short-Term Investments — 9.1%
Investment Companies — 4.0%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (f) (g) (Cost $262,277)	262,277	262,277

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 5.1%
U.S. Treasury Bills
5.41%, 2/15/2024 (h) (i)	12,546	12,407
5.24%, 10/31/2024 (h)	342,995	327,428
Total U.S. Treasury Obligations (Cost $339,462)		339,835
Total Short-Term Investments (Cost $601,739)		602,112
Total Investments — 100.1% (Cost $6,803,671)		6,591,891
Liabilities in Excess of Other Assets — (0.1)%		(8,448)
NET ASSETS — 100.0%		6,583,443

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(g)	The rate shown is the current yield as of November 30, 2023.
(h)	The rate shown is the effective yield as of November 30, 2023.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	11,253	03/28/2024	USD	2,301,590	5,569
Short Contracts
U.S. Treasury 10 Year Note	(1,472)	03/19/2024	USD	(161,759)	(655)
U.S. Treasury 10 Year Ultra Note	(735)	03/19/2024	USD	(83,503)	(453)
U.S. Treasury Ultra Bond	(92)	03/19/2024	USD	(11,328)	(145)
U.S. Treasury 5 Year Note	(3,951)	03/28/2024	USD	(422,479)	(1,551)
(2,804)
2,765

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,485,960	$60,409	$1,546,369
Collateralized Mortgage Obligations	—	615,196	58	615,254
Commercial Mortgage-Backed Securities	—	171,038	—	171,038
Corporate Bonds	—	2,130,218	—	2,130,218
Mortgage-Backed Securities	—	519,454	—	519,454
U.S. Treasury Obligations	—	1,007,446	—	1,007,446
Short-Term Investments
Investment Companies	262,277	—	—	262,277
U.S. Treasury Obligations	—	339,835	—	339,835
Total Short-Term Investments	262,277	339,835	—	602,112
Total Investments in Securities	$262,277	$6,269,147	$60,467	$6,591,891
Appreciation in Other Financial Instruments
Futures Contracts	$5,569	$—	$—	$5,569
Depreciation in Other Financial Instruments
Futures Contracts	(2,804)	—	—	(2,804)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$2,765	$—	$—	$2,765
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$40,155	$—	$1,427	$25	$17,250	$(20,917)	$3,530	$(4,660)	$23,599	$60,409
Collateralized Mortgage Obligations	32,172	—	394	— (b)	—	(8,907)	—	(2)	(23,599)	58
Total	$72,327	$—	$1,821	$25	$17,250	$(29,824)	$3,530	$(4,662)	$—	$60,467

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $1,464.
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$42,534	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (27.12%)
			Yield (Discount Rate of Cash Flows)	6.40% - 9.47% (7.49%)

Asset-Backed Securities	42,534
Total	$42,534

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $17,933. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 5.20% (a) (b)	$289,870	$2,464,527	$2,492,120	$—	$—	$262,277	262,277	$9,656	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.